As filed with the Securities and Exchange Commission on April 30, 2013.

File Nos. 033-39088
811-06243

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 62 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 64 (X)

FRANKLIN STRATEGIC SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906_____
(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
Registrant's Telephone Number, Including Area Code

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2013 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectuses and statements of additional information of Franklin Biotechnology Discovery Fund, Franklin Flex Cap Growth Fund, Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund, Franklin Small Mid Cap Growth Fund and Franklin Strategic Income Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, amended, and the Investment Company of 1940, as amended.

EXPLANATORY NOTE

This Amendment No. 62 (Amendment) to the Registration Statement of Franklin Strategic Series (Registrant) on Form N-1A (File No. 811-06243) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on August 27, 2012 under the 1940 Act (Accession No. 0001379491-12-000701) (Amendment No. 62), as pertaining to the Parts A and Parts B of the Franklin Biotechnology Discovery Fund, Franklin Flex Cap Growth Fund, Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Strategic Income Fund, series of the Registrant (Funds). The Parts A and the Parts B of the Funds, as filed in Amendment No. 60, are incorporated herein by reference.

FSS1 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED SEPTEMBER 1, 2012

OF

Franklin Strategic Series

(Franklin Flex Cap Growth Fund, Franklin Focused Core Equity Fund,

Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund

Franklin Small-Mid Cap Growth Fund)

The prospectus is amended as follows:

I. The Franklin Flex Cap Growth Fund, Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small Mid Cap Growth Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Funds will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II. The “Fund Summaries – Franklin Flex Cap Growth Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.30%	0.30%	0.30%	0.03%	0.30%
Total annual Fund operating expenses	1.00%	1.75%	1.25%	0.48%	0.75%

1. Other expenses for Class A, Class C, Class R and Advisor Class have been restated to reflect current fiscal year fees and expenses. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 671	$ 874	$ 1,094	$ 1,725
Class C	$ 277	$ 550	$ 947	$ 2,058
Class R	$ 127	$ 395	$ 684	$ 1,506
Class R6	$ 49	$ 153	$ 268	$ 601
Advisor Class	$ 76	$ 238	$ 415	$ 925
If you do not sell your shares:
Class C	$ 177	$ 550	$ 947	$ 2,058

III. The “Fund Summary – Principal Risks – Portfolio Turnover” section for the Franklin Flex Cap Growth Fund on page 3 is revised as follows:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49.59% of the average value of its portfolio.

IV. The “Fund Summary – Principal Risks – Market” section second paragraph for the Franklin Flex Cap Growth Fund on page 4 is revised as follows:

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

V. The “Performance” section of the Fund Summary for the Franklin Flex Cap Growth Fund beginning on page 5 is revised with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q1'12	16.37%
Worst Quarter:	Q4'08	-22.29%
As of March 31, 2013, the Fund's year-to-date return was 8.55%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	5 Years	10 Years
Franklin Flex Cap Growth Fund - Class A
Return Before Taxes	3.30%	-0.28%	7.39%
Return After Taxes on Distributions	2.77%	-0.51%	7.23%
Return After Taxes on Distributions and Sale of Fund Shares	2.84%	-0.25%	6.53%
Franklin Flex Cap Growth Fund - Class C	7.79%	0.15%	7.22%
Franklin Flex Cap Growth Fund - Class R	9.33%	0.66%	7.75%
Franklin Flex Cap Growth Fund - Advisor Class	9.89%	1.16%	8.25%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes)	15.21%	3.15%	7.69%
Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

No one index is representative of the Fund’s Portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not  relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

VI. The “Fund Summary – Taxes” section for the Franklin Flex Cap Growth Fund on page 7 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VII. The “Fund Summary – Franklin Focused Core Equity Fund “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 8 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.30%	1.00%	0.50%	None	None
Other expenses[1,2]	0.75%	0.75%	0.75%	0.54%	0.75%
Acquired fund fees and expenses[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	1.81%	2.51%	2.01%	1.30%	1.51%
Fee waiver and/or expense reimbursement[4]	-0.61%	-0.61%	-0.61%	-0.61%	-0.61%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	1.20%	1.90%	1.40%	0.69%	0.90%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4. The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.89% (other than certain non-routine expenses), until August 31, 2013. The investment manager also has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

 Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 690	$ 1,056	$ 1,445	$ 2,533
Class C	$ 293	$ 724	$ 1,281	$ 2,801
Class R	$ 143	$ 572	$ 1,027	$ 2,290
Class R6	$ 71	$ 353	$ 657	$ 1,519
Advisor Class	$ 92	$ 417	$ 766	$ 1,750
If you do not sell your shares:
Class C	$ 193	$ 724	$ 1,281	$ 2,801

VIII. The “Fund Summary – Principal Risks – Portfolio Turnover” section for the Franklin Focused Core Equity Fund on page 10 is revised as follows:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51.85% of the average value of its portfolio.

IX. The “Fund Summary – Principal Risks – Market” section second paragraph for the Franklin Focused Core Equity Fund on page 10 is revised as follows:

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

X. The “Performance” section of the Fund Summary for the Franklin Focused Core Equity Fund beginning on page 12 is revised with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	20.89%
Worst Quarter:	Q4'08	-26.92%
As of March 31, 2013, the Fund's year-to-date return was 10.28%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	5 Years	Since Inception 12/13/2007
Franklin Focused Core Equity Fund - Class A
Return Before Taxes	2.03%	-0.56%	-0.33%
Return After Taxes on Distributions	1.77%	-0.90%	-0.67%
Return After Taxes on Distributions and Sale of Fund Shares	1.32%	-0.56%	-0.37%
Franklin Focused Core Equity Fund - Class C	6.64%	-0.07%	0.14%
Franklin Focused Core Equity Fund - Class R	8.11%	0.40%	0.61%
Franklin Focused Core Equity Fund - Advisor Class	8.63%	0.89%	1.12%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	1.56%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XI. The “Fund Summary – Taxes” section for the Franklin Focused Core Equity Fund on page 14 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

XII. The “Fund Summary – Franklin Growth Opportunities Fund “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 15 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R1	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.29%	1.00%	0.50%	None	None
Other expenses[1,2]	0.31%	0.31%	0.31%	0.08%	0.31%
Total annual Fund operating expenses	1.30%	2.01%	1.51%	0.78%	1.01%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 700	$ 963	$ 1,246	$ 2,050
Class C	$ 304	$ 630	$ 1,082	$ 2,335
Class R	$ 153	$ 477	$ 823	$ 1,799
Class R6	$ 79	$ 248	$ 432	$ 962
Advisor Class	$ 103	$ 321	$ 557	$ 1,234
If you do not sell your shares:
Class C	$ 204	$ 630	$ 1,082	$ 2,335

XIII. The “Fund Summary – Principal Risks – Portfolio Turnover” section for the Franklin Growth Opportunities Fund on page 16 is revised as follows:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63.57% of the average value of its portfolio.

XIV. The “Fund Summary – Principal Risks – Market” section second paragraph for the Franklin Growth Opportunities Fund on page 17 is revised as follows:

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

XV. The “Performance” section of the Fund Summary for the Franklin Growth Opportunities Fund beginning on page 18 is revised with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

                CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'03	18.03%
Worst Quarter:	Q4'08	-21.07%
As of March 31, 2013, the Fund's year-to-date return was 10.73%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012
	1 Year	5 Years	10 Years
Franklin Growth Opportunities Fund - Class A
Return Before Taxes	4.07%	1.02%	9.80%
Return After Taxes on Distributions	3.68%	0.73%	9.64%
Return After Taxes on Distributions and Sale of Fund Shares	3.17%	0.85%	8.74%
Franklin Growth Opportunities Fund - Class C	8.65%	1.50%	9.67%
Franklin Growth Opportunities Fund - Class R	10.22%	2.02%	10.22%
Franklin Growth Opportunities Fund - Advisor Class	10.79%	2.53%	10.78%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes)	15.21%	3.15%	7.69%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

No one index is representative of the Fund’s Portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XVI. The “Fund Summary – Taxes” section for the Franklin Growth Opportunities Fund on page 20 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

XVII. The “Fund Summaries – Franklin Small Cap Growth Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 21 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees[1]	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.30%	1.00%	0.50%	None	None
Other expenses[1,2,3,4]	0.52%	0.52%	0.52%	0.28%	0.52%
Total annual Fund operating expenses	1.37%	2.07%	1.57%	0.83%	1.07%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

4. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 706	$ 984	$ 1,282	$ 2,127
Class C	$ 310	$ 649	$ 1,114	$ 2,400
Class R	$ 160	$ 496	$ 855	$ 1,867
Class R6	$ 85	$ 266	$ 461	$ 1,027
Advisor Class	$ 109	$ 340	$ 590	$ 1,306
If you do not sell your shares:
Class C	$ 210	$ 649	$ 1,114	$ 2,400

XVIII. The “Fund Summary  – Principal Risks – Portfolio Turnover” section for the Franklin Small Cap Growth Fund on page 22 is revised as follows:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50.08% of the average value of its portfolio.

XIX. The “Fund Summary – Principal Risks – Market” section second paragraph for the Franklin Small Cap Growth Fund on page 23 is revised as follows:

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

 XX. The “Performance” section of the Fund Summary for the Franklin Small Cap Growth Fund beginning on page 25 is revised with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

                CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q4'10	18.62%
Worst Quarter:	Q4'08	-25.33%
As of March 31, 2013, the Fund's year-to-date return was 18.39%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	5 Years	10 Years
Franklin Small Cap Growth Fund - Class A
Return Before Taxes	4.13%	3.50%	8.74%
Return After Taxes on Distributions	3.68%	3.34%	8.17%
Return After Taxes on Distributions and Sale of Fund Shares	3.28%	2.96%	7.63%
Franklin Small Cap Growth Fund - Class C	8.73%	4.00%	8.59%
Franklin Small Cap Growth Fund - Class R	10.18%	4.52%	9.13%
Franklin Small Cap Growth Fund - Advisor Class	10.73%	5.03%	9.69%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Russell 2000® Growth Index (index reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

No one index is representative of the Fund’s Portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XXI. The “Fund Summary – Taxes” section for the Franklin Small Cap Growth Fund on page 26 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

XXII. The “Fund Summaries – Franklin Small-Mid Cap Growth Fund” – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 27 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses[1,2]	0.29%	0.29%	0.29%	0.04%	0.29%
Total annual Fund operating expenses	0.99%	1.74%	1.24%	0.49%	0.74%

1. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

2.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 670	$ 872	$ 1,091	$ 1,718
Class C	$ 277	$ 548	$ 944	$ 2,052
Class R	$ 126	$ 393	$ 681	$ 1,500
Class R6	$ 50	$ 157	$ 273	$ 613
Advisor Class	$ 76	$ 237	$ 411	$ 918
If you do not sell your shares:
Class C	$ 177	$ 548	$ 944	$ 2,052

XXIII. The “Fund Summary – Principal Risks – Portfolio Turnover” section for the Franklin Small-Mid Cap Growth Fund on page 28 is revised as follows:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47.37% of the average value of its portfolio.

XXIV. The “Fund Summary – Principal Risks – Market” section second paragraph for the Franklin Small-Mid Cap Growth Fund on page 29  is revised as follows:

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

XXV. The “Performance” section of the Fund Summary for the Franklin Small-Mid Cap Growth Fund beginning on page 30 is revised with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'03	18.81%
Worst Quarter:	Q4'08	-26.27%
As of March 31, 2013, the Fund's year-to-date return was 11.44%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	5 Years	10 Years
Franklin Small-Mid Cap Growth Fund - Class A
Return Before Taxes	4.42%	0.97%	8.05%
Return After Taxes on Distributions	2.95%	0.53%	7.43%
Return After Taxes on Distributions and Sale of Fund Shares	4.80%	0.81%	7.08%
Franklin Small-Mid Cap Growth Fund - Class C	8.93%	1.41%	7.88%
Franklin Small-Mid Cap Growth Fund - Class R	10.44%	1.91%	8.41%
Franklin Small-Mid Cap Growth Fund - Advisor Class	11.03%	2.43%	8.96%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Russell Midcap® Growth Index (index reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	10.32%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

No one index is representative of the Fund’s Portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XXVI. The “Fund Summary – Taxes” section for the Franklin Small-Mid Cap Fund on page 33 is revised as follows:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

XXVII. The “Fund Details – Management – Special Servicing Agreement” section on page 39 is deleted in its entirety.

XXVIII. The “Fund Details” – Franklin Flex Cap Growth Fund” – “Financial Highlights” tables beginning on page 40 are updated to include figures for the six months ended October 31, 2012:

	Six Months Ended October 31, 2012	Year Ended April 30,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$51.12	$52.42	$43.55	$32.46	$45.77	$45.15
Income from investment operations[a]:
Net investment income (loss)[b]	0.01	(0.05)	(0.11)	(0.06)	(0.03)	(0.05)
Net realized and unrealized gains (losses)	(3.41)	0.67	8.98	11.15	(13.28)	1.43
Total from investment operations	(3.40)	0.62	8.87	11.09	(13.31)	1.38
Less distributions from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gains	—	(1.92)	—	—	—	(0.74)
Total distributions	—	(1.92)	—	—	—	(0.76)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$47.72	$51.12	$52.42	$43.55	$32.46	$45.77

Total return[e]	(6.65)%	1.86%	20.37%	34.17%	(29.08)%	2.98%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.98%	0.98%	0.98%	1.01%	1.00%	0.94%
Expenses net of waiver and payments by affiliates	0.98%	0.98%	0.98%	0.99%[g]	1.00%[g]	0.93%[g]
Net investment income (loss)	0.03%	(0.10)%	(0.23)%	(0.16)%	(0.08)%	(0.10)%

Supplemental data
Net assets, end of period (000's)	$1,931,844	$2,094,119	$2,233,642	$1,899,703	$1,370,025	$2,011,348
Portfolio turnover rate	26.44%	49.59%	51.32%	47.70%	35.95%	36.70%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%

	Six Months Ended October 31, 2012	Year Ended April 30,
Class C	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$46.14	$47.88	$40.08	$30.10	$42.76	$42.52
Income from investment operations[a]:
Net investment income (loss)[b]	(0.16)	(0.37)	(0.41)	(0.32)	(0.28)	(0.37)
Net realized and unrealized gains (losses)	(3.07)	0.55	8.21	10.30	(12.38)	1.35
Total from investment operations	(3.23)	0.18	7.80	9.98	(12.66)	0.98
Less distributions from net realized gains	—	(1.92)	—	—	—	(0.74)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$42.91	$46.14	$47.88	$40.08	$30.10	$42.76

Total return[e]	(7.00)%	1.10%	19.46%	33.16%	(29.61)%	2.21%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.73%	1.73%	1.73%	1.76%	1.74%	1.69%
Expenses net of waiver and payments by affiliates	1.73%	1.73%	1.73%	1.74%[g]	1.74%[g]	1.68%[g]
Net investment income (loss)	(0.72)%	(0.85)%	(0.98)%	(0.91)%	(0.82)%	(0.85)%

Supplemental data
Net assets, end of period (000's)	$289,063	$323,249	$352,282	$315,013	$243,308	$375,822
Portfolio turnover rate	26.44%	49.59%	51.32%	47.70%	35.95%	36.70%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended October 31, 2012	Year Ended April 30,
Class R	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$49.82	$51.27	$42.70	$31.91	$45.10	$44.61
Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)	(0.16)	(0.21)	(0.16)	(0.12)	(0.16)
Net realized and unrealized gains (losses)	(3.32)	0.63	8.78	10.95	(13.07)	1.41
Total from investment operations	(3.37)	0.47	8.57	10.79	(13.19)	1.25
Less distributions from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gains	—	(1.92)	—	—	—	(0.74)
Total distributions	—	(1.92)	—	—	—	(0.76)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$46.45	$49.82	$51.27	$42.70	$31.91	$45.10

Total return[e]	(6.76)%	1.60%	20.07%	33.81%	(29.25)%	2.73%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction	1.23%	1.23%	1.23%	1.26%	1.25%	1.19%
Expenses net of waiver and payments by affiliates	1.23%	1.23%	1.23%	1.24%[g]	1.25%[g]	1.18%[g]
Expenses net of waiver and payments by affiliates and expense reduction	1.23%	1.23%	1.23%	1.24%	1.25%	1.18%
Net investment income (loss)	(0.22)%	(0.35)%	(0.48)%	(0.41)%	(0.33)%	(0.35)%

Supplemental data
Net assets, end of period (000's)	$64,973	$76,340	$72,532	$60,904	$43,940	$66,250
Portfolio turnover rate	26.44%	49.59%	51.32%	47.70%	35.95%	36.70%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended October 31, 2012	Year Ended April 30,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$52.12	$53.26	$44.14	$32.82	$46.15	$45.41
Income from investment operations[a]:
Net investment income[b]	0.07	0.07	0.01	0.04	0.07	0.07
Net realized and unrealized gains (losses)	(3.48)	0.71	9.11	11.28	(13.40)	1.43
Total from investment operations	(3.41)	0.78	9.12	11.32	(13.33)	1.50
Less distributions from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gains	—	(1.92)	—	—	—	(0.74)
Total distributions	—	(1.92)	—	—	—	(0.76)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$48.71	$52.12	$53.26	$44.14	$32.82	$46.15

Total return[e]	(6.54)%	2.13%	20.66%	34.49%	(28.88)%	3.23%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.73%	0.73%	0.73%	0.76%	0.75%	0.69%
Expenses net of waiver and payments by affiliates	0.73%	0.73%	0.73%	0.74%[g]	0.75%[g]	0.68%[g]
Net investment income	0.28%	0.15%	0.02%	0.09%	0.17%	0.15%

Supplemental data
Net assets, end of period (000's)	$1,063,757	$1,162,624	$1,233,168	$856,298	$364,798	$348,245
Portfolio turnover rate	26.44%	49.59%	51.32%	47.70%	35.95%	36.70%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

XXIX. The “Fund Details – Franklin Focused Core Equity Fund – Management” section beginning on page 52 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement including the fees of 0.20% payable, thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became:

  0.950% of the value of its net assets up to and including $500 million;
  0.850% of the value of its net assets over $500 million and not over $1 billion;
  0.800% of the value of its net assets over $1 billion and not over  $1.5 billion; and
  0.750% of the value of its net assets over $1.5 billion.

Franklin Advisers and other affiliated service providers for the Fund have agreed to waive fees or to assume as their own certain expenses otherwise payable by the Fund so that the total annual Fund operating expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed (and could be less than) 0.89% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations), until August 31, 2013.  Under this fee and expense waiver, common fees and expenses of the Fund (including management, administration and other fees) will be waived equally among all classes, except with respect to Class R6, for which its class-specific transfer agency fees may be waived in a different amount.

For the fiscal year ended April 30, 2012, Franklin Advisers and the Fund’s administrator had agreed to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of management fees, and other expenses, but excluding the Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund did not exceed 0.89% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until August 31, 2013.  The management fees before and after such waivers for the fiscal year ended April 30, 2012, were 0.75% and 0.33%, respectively.

XXX. The “Fund Details” – Franklin Focused Core Equity Fund” – “Financial Highlights” tables beginning on page 54 are updated to include figures for the six months ended October 31, 2012:

	Six Months Ended October 31, 2012	Year Ended April 30,
Class A	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.47	$10.35	$9.03	$6.27	$8.69	$10.00
Income from investment operations[b]:
Net investment income[c]	0.03	0.02	0.06	0.02	0.06	0.03
Net realized and unrealized gains (losses)	(0.42)	(0.31)	1.29	2.74	(2.36)	(1.34)
Total from investment operations	(0.39)	(0.29)	1.35	2.76	(2.30)	(1.31)
Less distributions from:
Net investment income	—	(0.11)	(0.03)	—[d]	(0.10)	—
Net realized gains	—	(0.48)	—	—	(0.02)	—
Total distributions	—	(0.59)	(0.03)	—[d]	(0.12)	—
Net asset value, end of period	$9.08	$9.47	$10.35	$9.03	$6.27	$8.69

Total return[e]	(4.12)%	(2.17)%	14.92%	44.05%	(26.07)%	(13.10)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.87%	1.81%	1.87%	2.04%	3.99%	5.48%
Expenses net of waiver and payments by affiliates	1.19%	1.21%	1.10%	1.09%[g]	1.17%[g]	1.22%
Net investment income	0.69%	0.25%	0.61%	0.21%	0.91%	0.91%

Supplemental data
Net assets, end of period (000's)	$17,466	$26,253	$14,481	$10,974	$4,889	$4,652
Portfolio turnover rate	17.77%	51.85%	63.80%	42.73%	83.29%	35.64%

[a]For the period December 13, 2007(commencement of operations) to April 30, 2008.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of [a]  [c]Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[d]Based on average daily shares outstanding.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.
	Six Months Ended October 31, 2012	Year Ended April 30,
Class C	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.29	$10.14	$8.90	$6.24	$8.67	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	—[d]	(0.04)	(0.01)	(0.05)	—[d]	0.01
Net realized and unrealized gains (losses)	(0.41)	(0.29)	1.25	2.71	(2.33)	(1.34)
Total from investment operations	(0.41)	(0.33)	1.24	2.66	(2.33)	(1.33)
Less distributions from:
Net investment income	—	(0.04)	—	—[d]	(0.08)	—
Net realized gains	—	(0.48)	—	—	(0.02)	—
Total distributions	—	(0.52)	—	—[d]	(0.10)	—
Net asset value, end of period	$8.88	$9.29	$10.14	$8.90	$6.24	$8.67

Total return[e]	(4.41)%	(2.66)%	13.93%	42.65%	(26.56)%	(13.30)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.57%	2.50%	2.66%	2.84%	4.67%	6.11%
Expenses net of waiver and payments by affiliates	1.89%	1.90%	1.89%	1.89%[g]	1.85%[g]	1.85%
Net investment income (loss)	(0.01)%	(0.44)%	(0.18)%	(0.59)%	0.23%	0.28%

Supplemental data
Net assets, end of period (000's)	$2,315	$3,265	$2,095	$1,853	$106	$41
Portfolio turnover rate	17.77%	51.85%	63.80%	42.73%	83.29%	35.64%

[a]For the period December 13, 2007(commencement of operations) to April 30, 2008.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.
	Six Months Ended October 31, 2012	Year Ended April 30,
Class R	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.43	$10.30	$9.00	$6.27	$8.68	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	0.02	0.02	0.03	(0.01)	0.05	0.03
Net realized and unrealized gains (losses)	(0.42)	(0.32)	1.28	2.74	(2.36)	(1.35)
Total from investment operations	(0.40)	(0.30)	1.31	2.73	(2.31)	(1.32)
Less distributions from:
Net investment income	—	(0.09)	(0.01)	—	(0.08)	—
Net realized gains	—	(0.48)	—	—	(0.02)	—
Total distributions	—	(0.57)	(0.01)	—	(0.10)	—
Net asset value, end of period	$9.03	$9.43	$10.30	$9.00	$6.27	$8.68

Total return[d]	(4.24)%	(2.22)%	14.51%	43.54%	(26.30)%	(13.20)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.07%	1.99%	2.16%	2.34%	4.21%	5.65%
Expenses net of waiver and payments by affiliates	1.39%	1.39%	1.39%	1.39%[f]	1.39%[f]	1.39%
Net investment income (loss)	0.49%	0.07%	0.32%	(0.09)%	0.69%	0.74%

Supplemental data
Net assets, end of period (000's)	$46	$41	$27	$21	$6	$9
Portfolio turnover rate	17.77%	51.85%	63.80%	42.73%	83.29%	35.64%

[a]For the period December 13, 2007(commencement of operations) to April 30, 2008.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.
	Six Months Ended October 31, 2012	Year Ended April 30,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.50	$10.37	$9.06	$6.28	$8.70	$10.00
Income from investment operations[b]:
Net investment income[c]	0.04	0.06	0.08	0.04	0.08	0.04
Net realized and unrealized gains (losses)	(0.41)	(0.32)	1.28	2.74	(2.37)	(1.34)
Total from investment operations	(0.37)	(0.26)	1.36	2.78	(2.29)	(1.30)
Less distributions from:
Net investment income	—	(0.13)	(0.05)	—[d]	(0.11)	—
Net realized gains	—	(0.48)	—	—	(0.02)	—
Total distributions	—	(0.61)	(0.05)	—[d]	(0.13)	—
Net asset value, end of period	$9.13	$9.50	$10.37	$9.06	$6.28	$8.70

Total return[e]	(3.89)%	(1.80)%	15.08%	44.34%	(25.93)%	(13.00)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.57%	1.49%	1.66%	1.84%	3.71%	5.15%
Expenses net of waiver and payments by affiliates	0.89%	0.89%	0.89%	0.89%[g]	0.89%[g]	0.89%
Net investment income	0.99%	0.57%	0.82%	0.41%	1.19%	1.24%

Supplemental data
Net assets, end of period (000's)	$2,134	$3,188	$1,966	$1,182	$167	$171
Portfolio turnover rate	17.77%	51.85%	63.80%	42.73%	83.29%	35.64%

[a]For the period December 13, 2007(commencement of operations) to April 30, 2008.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

XXXI. The “Fund Details – Franklin Growth Opportunities Fund  – Management” section beginning on page 62 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement including the fees of 20% payable, thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became:

  0.700% of the value of its net assets up to and including $500 million;
  0.600% of the value of its net assets over $500 million up to and including $1 billion;
  0.550% of the value of its net assets over $1 billion up to and including $1.5 billion;
  0.500% of the value of its net assets over $1.5 billion up to and including $6.5 billion;
  0.475% of the value of its net assets over $6.5 billion up to and including $11.5 billion;
  0.450% of the value of its net assets over $11.5 billion up to and including $16.5 billion;
  0.440% of the value of its net assets over $16.5 billion up to and including $19 billion;
  0.430% of the value of its net assets over $19 billion up to and including $21.5 billion; and
  0.420% of the value of its net assets over $21.5 billion.

XXXII. The “Fund Details” – Franklin Growth Opportunities Fund” – “Financial Highlights” tables beginning on page 64 are updated to include figures for the six months ended October 31, 2012:

	Six Months Ended October 31, 2012	Year Ended April 30,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$23.02	$24.28	$19.59	$13.88	$20.06	$18.54
Income from investment operations[a]:
Net investment income (loss)[b]	(0.08)	(0.16)	(0.15)	(0.14)	(0.14)	(0.15)
Net realized and unrealized gains (losses)	(1.64)	0.40	4.84	5.85	(6.04)	1.67
Total from investment operations	(1.72)	0.24	4.69	5.71	(6.18)	1.52
Less distributions from net realized gains	—	(1.50)	—	—	—	—
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$21.30	$23.02	$24.28	$19.59	$13.88	$20.06

Total return[e]	(7.47)%	1.90%	23.94%	41.14%	(30.81)%	8.20%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.27%	1.28%	1.28%	1.31%	1.32%	1.27%
Expenses net of waiver and payments by affiliates	1.27%	1.28%	1.28%	1.24%[g]	1.32%[g]	1.27%[g]
Net investment income (loss)	(0.72)%	(0.71)%	(0.73)%	(0.81)%	(0.89)%	(0.77)%

Supplemental data
Net assets, end of period (000's)	$184,048	$209,382	$211,435	$168,205	$99,939	$137,313
Portfolio turnover rate	27.74%	63.57%	69.74%	67.27%	90.24%	133.58%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended October 31, 2012	Year Ended April 30,
Class C	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.95	$22.40	$18.20	$12.99	$18.91	$17.61
Income from investment operations[a]:
Net investment income (loss)[b]	(0.14)	(0.29)	(0.27)	(0.24)	(0.23)	(0.28)
Net realized and unrealized gains (losses)	(1.50)	0.34	4.47	5.45	(5.69)	1.58
Total from investment operations	(1.64)	0.05	4.20	5.21	(5.92)	1.30
Less distributions from net realized gains	—	(1.50)	—	—	—	—
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$19.31	$20.95	$22.40	$18.20	$12.99	$18.91

Total return[e]	(7.83)%	1.24%	23.08%	40.11%	(31.31)%	7.38%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.98%	1.99%	1.98%	2.02%	2.03%	1.99%
Expenses net of waiver and payments by affiliates	1.98%	1.99%	1.98%	1.95%[g]	2.03%[g]	1.99%[g]
Net investment income (loss)	(1.43)%	(1.42)%	(1.43)%	(1.52)%	(1.60)%	(1.49)%

Supplemental data
Net assets, end of period (000's)	$44,862	$50,453	$56,658	$46,227	$27,519	$40,253
Portfolio turnover rate	27.74%	63.57%	69.74%	67.27%	90.24%	133.58%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.
[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.
[g]Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended October 31, 2012	Year Ended April 30,
Class R	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.49	$23.81	$19.25	$13.67	$19.80	$18.33
Income from investment operations[a]:
Net investment income (loss)[b]	(0.10)	(0.20)	(0.19)	(0.17)	(0.17)	(0.20)
Net realized and unrealized gains (losses)	(1.60)	0.38	4.75	5.75	(5.96)	1.67
Total from investment operations	(1.70)	0.18	4.56	5.58	(6.13)	1.47
Less distributions from net realized gains	—	(1.50)	—	—	—	—
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$20.79	$22.49	$23.81	$19.25	$13.67	$19.80

Total return[e]	(7.56)%	1.73%	23.69%	40.82%	(30.96)%	8.02%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.49%	1.49%	1.48%	1.52%	1.54%	1.49%
Expenses net of waiver and payments by affiliates	1.49%	1.49%	1.48%	1.45%[g]	1.54%[g]	1.49%[g]
Net investment income (loss)	(0.94)%	(0.92)%	(0.93)%	(1.02)%	(1.11)%	(0.99)%

Supplemental data
Net assets, end of period (000's)	$29,750	$33,783	$29,053	$17,010	$7,320	$7,863
Portfolio turnover rate	27.74%	63.57%	69.74%	67.27%	90.24%	133.58%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.
	Six Months Ended October 31, 2012	Year Ended April 30,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$23.99	$25.16	$20.24	$14.30	$20.60	$18.99
Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)	(0.10)	(0.09)	(0.09)	(0.10)	(0.10)
Net realized and unrealized gains (losses)	(1.71)	0.43	5.01	6.03	(6.20)	1.71
Total from investment operations	(1.76)	0.33	4.92	5.94	(6.30)	1.61
Less distributions from net realized gains	—	(1.50)	—	—	—	—
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$22.23	$23.99	$25.16	$20.24	$14.30	$20.60

Total return[e]	(7.34)%	2.20%	24.31%	41.54%	(30.58)%	8.48%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.99%	0.99%	0.98%	1.02%	1.04%	0.99%
Expenses net of waiver and payments by affiliates	0.99%	0.99%	0.98%	0.95% [g]	1.04% [g]	0.99% [g]
Net investment income (loss)	(0.44)%	(0.42)%	(0.43)%	(0.52)%	(0.61)%	(0.49)%

Supplemental data
Net assets, end of period (000's)	$146,456	$154,708	$172,528	$245,727	$141,010	$101,885
Portfolio turnover rate	27.74%	63.57%	69.74%	67.27%	90.24%	133.58%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.

XXXIII. The “Fund Details – Franklin Small Cap Growth Fund – Management” section beginning on page 73 is revised to add the following:

Effective May 1, 2013, the Fund’s investment management agreement was bundled with its fund administration agreement including the fees of 0.20% payable, thereunder, as approved by the board of trustees. As of such date, the Fund’s investment management fee became:

  0.750% of the value of its net assets up to and including $500 million;
  0.650% of the value of its net assets over $500 million up to and including $1 billion;
  0.600% of the value of its net assets over $1 billion up to and including $1.5 billion;
  0.550% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.525% of the value of its net assets over $6.5 billion up to and including $11.5 billion;
  0.500% of the value of its net assets over $11.5 billion up to and including $16.5 billion;
  0.490% of the value of its net assets over $16.5 billion up to and including $19 billion;
  0.480% of the value of its net assets over $19 billion up to and including $21.5 billion; and
  0.470% of the value of its net assets in excess of $21.5 billion.

 XXXIV. The “Fund Details” – Franklin Small Cap Growth Fund” – “Financial Highlights” tables beginning on page 75 are updated to include figures for the six months ended October 31, 2012:

	Six Months Ended October 31, 2012	Year Ended April 30,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.84	$13.02	$10.02	$6.41	$9.09	$13.05
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	(0.07)	(0.10)	(0.09)	(0.08)	(0.09)
Net realized and unrealized gains (losses)	(0.45)	(0.11)	3.10	3.70	(2.53)	(1.59)
Total from investment operations	(0.49)	(0.18)	3.00	3.61	(2.61)	(1.68)
Less distributions from net realized gains	—	—	—	—	(0.07)	(2.28)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$12.35	$12.84	$13.02	$10.02	$6.41	$9.09

Total return[e]	(3.82)%	(1.38)%	29.94%	56.32%	(28.54)%	(14.73)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.36%	1.37%	1.37%	1.37%	1.34%	1.17%
Expenses net of waiver and payments by affiliates	1.36%	1.37%	1.37%	1.35%	1.34%[g]	1.17%[g]
Net investment income (loss)	(0.72)%	(0.60)%	(0.94)%	(1.06)%	(1.07)%	(0.72)%

Supplemental data
Net assets, end of period (000's)	$237,200	$244,570	$270,271	$197,461	$123,037	$274,142
Portfolio turnover rate	19.16%	50.08%	63.07%	61.32%	43.04%	48.52%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended October 31, 2012	Year Ended April 30,
Class C	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.57	$11.80	$9.15	$5.89	$8.43	$12.36
Income from investment operations[a]:
Net investment income (loss)[b]	(0.08)	(0.14)	(0.16)	(0.13)	(0.12)	(0.16)
Net realized and unrealized gains (losses)	(0.41)	(0.09)	2.81	3.39	(2.35)	(1.49)
Total from investment operations	(0.49)	(0.23)	2.65	3.26	(2.47)	(1.65)
Less distributions from net realized gains	—	—	—	—	(0.07)	(2.28)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$11.08	$11.57	$11.80	$9.15	$5.89	$8.43

Total return[e]	(4.24)%	(1.95)%	28.96%	55.35%	(29.11)%	(15.35)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.06%	2.07%	2.07%	2.10%	2.04%	1.92%
Expenses net of waiver and payments by affiliates	2.06%	2.07%	2.07%	2.08%	2.04%[g]	1.92%[g]
Net investment income (loss)	(1.42)%	(1.30)%	(1.64)%	(1.79)%	(1.77)%	(1.47)%

Supplemental data
Net assets, end of period (000's)	$64,503	$67,212	$72,394	$57,298	$40,180	$75,846
Portfolio turnover rate	19.16%	50.08%	63.07%	61.32%	43.04%	48.52%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.
	Six Months Ended October 31, 2012	Year Ended April 30,
Class R	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.48	$12.67	$9.77	$6.26	$8.91	$12.86
Income from investment operations[a]:
Net investment income (loss)[b]	(0.06)	(0.09)	(0.12)	(0.10)	(0.09)	(0.11)
Net realized and unrealized gains (losses)	(0.43)	(0.10)	3.02	3.61	(2.49)	(1.56)
Total from investment operations	(0.49)	(0.19)	2.90	3.51	(2.58)	(1.67)
Less distributions from net realized gains	—	—	—	—	(0.07)	(2.28)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$11.99	$12.48	$12.67	$9.77	$6.26	$8.91

Total return[e]	(3.93)%	(1.50)%	29.68%	56.07%	(28.78)%	(14.87)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.56%	1.57%	1.57%	1.60%	1.54%	1.42%
Expenses net of waiver and payments by affiliates	1.56%	1.57%	1.57%	1.58%	1.54%[g]	1.42%[g]
Net investment income (loss)	(0.92)%	(0.80)%	(1.14)%	(1.29)%	(1.27)%	(0.97)%

Supplemental data
Net assets, end of period (000's)	$11,388	$8,489	$8,993	$4,290	$1,912	$3,166
Portfolio turnover rate	19.16%	50.08%	63.07%	61.32%	43.04%	48.52%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.
	Six Months Ended October 31, 2012	Year Ended April 30,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.41	$13.55	$10.39	$6.63	$9.37	$13.34
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.04)	(0.07)	(0.07)	(0.06)	(0.05)
Net realized and unrealized gains (losses)	(0.47)	(0.10)	3.23	3.83	(2.61)	(1.64)
Total from investment operations	(0.50)	(0.14)	3.16	3.76	(2.67)	(1.69)
Less distributions from net realized gains	—	—	—	—	(0.07)	(2.28)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$12.91	$13.41	$13.55	$10.39	$6.63	$9.37

Total return[e]	(3.73)%	(1.03)%	30.41%	56.71%	(28.32)%	(14.46)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	1.06%	1.07%	1.07%	1.10%	1.04%	0.92%
Expenses net of waiver and payments by affiliates	1.06%	1.07%	1.07%	1.08%	1.04%[g]	0.92%[g]
Net investment income (loss)	(0.42)%	(0.30)%	(0.64)%	(0.79)%	(0.77)%	(0.47)%

Supplemental data
Net assets, end of period (000's)	$46,032	$49,159	$49,489	$114,212	$57,957	$220,857
Portfolio turnover rate	19.16%	50.08%	63.07%	61.32%	43.04%	48.52%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.

XXXV. The “Fund Details” – “Franklin Small-Mid Cap Growth Fund” – “Financial Highlights” tables beginning on page 87 are updated to include figures for the six months ended October 31, 2012:

	Six Months Ended October 31, 2012	Year Ended April 30,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$38.51	$41.47	$32.29	$22.34	$32.70	$41.54
Income from investment operations[a]:
Net investment income (loss)[b]	(0.08)	(0.14)	(0.11)	(0.13)	(0.11)	(0.19)
Net realized and unrealized gains (losses)	(2.25)	(1.18)	9.29	10.08	(10.19)	(1.93)
Total from investment operations	(2.33)	(1.32)	9.18	9.95	(10.30)	(2.12)
Less distributions from net realized gains	—	(1.64)	—	—	(0.06)	(6.72)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$36.18	$38.51	$41.47	$32.29	$22.34	$32.70

Total return[e]	(6.05)%	(2.54)%	28.43%	44.54%	(31.46)%	(6.24)%

Ratios to average net assets[f]
Expenses	1.01%	0.99%	0.99%	1.04%[g]	1.08%[g]	1.02%[g]
Net investment income (loss)	(0.42)%	(0.38)%	(0.31)%	(0.48)%	(0.45)%	(0.50)%

Supplemental data
Net assets, end of period (000's)	$2,212,517	$2,492,205	$2,939,925	$2,585,515	$2,195,975	$4,331,657
Portfolio turnover rate	15.17%	47.37%	44.42%	55.44%	54.86%	55.09%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended October 31, 2012	Year Ended April 30,
Class C	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$33.97	$37.10	$29.10	$20.29	$29.92	$38.85
Income from investment operations[a]:
Net investment income (loss)[b]	(0.19)	(0.37)	(0.33)	(0.30)	(0.27)	(0.45)
Net realized and unrealized gains (losses)	(1.98)	(1.12)	8.33	9.11	(9.30)	(1.76)
Total from investment operations	(2.17)	(1.49)	8.00	8.81	(9.57)	(2.21)
Less distributions from net realized gains	—	(1.64)	—	—	(0.06)	(6.72)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$31.80	$33.97	$37.10	$29.10	$20.29	$29.92

Total return[e]	(6.39)%	(3.28)%	27.49%	43.42%	(31.94)%	(6.94)%

Ratios to average net assets[f]
Expenses	1.76%	1.74%	1.74%	1.79%[g]	1.83%[g]	1.77%[g]
Net investment income (loss)	(1.17)%	(1.13)%	(1.06)%	(1.23)%	(1.20)%	(1.25)%

Supplemental data
Net assets, end of period (000's)	$321,835	$367,272	$426,526	$366,292	$285,597	$523,040
Portfolio turnover rate	15.17%	47.37%	44.42%	55.44%	54.86%	55.09%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.
	Six Months Ended October 31, 2012	Year Ended April 30,
Class R	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$37.32	$40.35	$31.50	$21.85	$32.06	$40.96
Income from investment operations[a]:
Net investment income (loss)[b]	(0.12)	(0.23)	(0.19)	(0.19)	(0.17)	(0.29)
Net realized and unrealized gains (losses)	(2.18)	(1.16)	9.04	9.84	(9.98)	(1.89)
Total from investment operations	(2.30)	(1.39)	8.85	9.65	(10.15)	(2.18)
Less distributions from net realized gains	—	(1.64)	—	—	(0.06)	(6.72)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$35.02	$37.32	$40.35	$31.50	$21.85	$32.06

Total return[e]	(6.16)%	(2.79)%	28.10%	44.16%	(31.62)%	(6.48)%

Ratios to average net assets[f]
Expenses	1.26%	1.24%	1.24%	1.29%[g]	1.33%[g]	1.27%[g]
Net investment income (loss)	(0.67)%	(0.63)%	(0.56)%	(0.73)%	(0.70)%	(0.75)%

Supplemental data
Net assets, end of period (000's)	$53,258	$64,743	$86,814	$69,415	$54,180	$94,334
Portfolio turnover rate	15.17%	47.37%	44.42%	55.44%	54.86%	55.09%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.
	Six Months Ended October 31, 2012	Year Ended April 30,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$39.83	$42.73	$33.19	$22.90	$33.43	$42.22
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.05)	(0.02)	(0.07)	(0.05)	(0.10)
Net realized and unrealized gains (losses)	(2.32)	(1.21)	9.56	10.36	(10.42)	(1.97)
Total from investment operations	(2.35)	(1.26)	9.54	10.29	(10.47)	(2.07)
Less distributions from net realized gains	—	(1.64)	—	—	(0.06)	(6.72)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$37.48	$39.83	$42.73	$33.19	$22.90	$33.43

Total return[e]	(5.90)%	(2.29)%	28.74%	44.93%	(31.28)%	(6.00)%

Ratios to average net assets[f]
Expenses	0.76%	0.74%	0.74%	0.79%[g]	0.83%[g]	0.77%[g]
Net investment income (loss)	(0.17)%	(0.13)%	(0.06)%	(0.23)%	(0.20)%	(0.25)%

Supplemental data
Net assets, end of period (000's)	$769,724	$822,827	$878,248	$783,021	$498,207	$812,503
Portfolio turnover rate	15.17%	47.37%	44.42%	55.44%	54.86%	55.09%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.

XXXVI. The first paragraph and table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 95 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	No initial sales charge	See "Qualified Investors – Class R" below	See "Qualified Investors – Advisor Class
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class R6 shares on May 1, 2013.

XXXVII. The “Fund Details – Your Account – Choosing a Share Class – Sales Charge Waivers” section on page 99 is replaced with the following:

Sales Charge Waivers

Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors or for certain payments. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for investments from certain payments.   Class A shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 90 days:

  Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.
  Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.
  Redemption proceeds from the sale of Class A shares of any of the Franklin Templeton Investment Funds if you are a qualified investor.
  If you paid a CDSC when you redeemed your Class A shares from a Franklin Templeton Investment Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.
  If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 90 days from the date they are redeemed from the money fund.

Waivers for certain investors.   The following investors or investments qualify to buy Class A shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

Class C shares may be purchased without limit or CDSC by the Franklin Templeton Charitable Giving Fund.

  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you.
  Registered securities dealers and their affiliates, for their investment accounts only.
  Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer.
  Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton funds, consistent with our then-current policies.
  Current partners of law firms that currently provide legal counsel to the funds, Franklin Resources, Inc. or its affiliates.
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.
  Certain unit investment trusts and their holders reinvesting distributions from the trusts.
  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, as amended.
  Group annuity separate accounts offered to retirement plans.
  Chilean retirement plans that meet the requirements described under "Retirement plans" below.
  Members of the Assembly of Governmental Employees (AGE)
  German insurance companies that publicly offer variable annuities or unit linked life policies in Germany and that have entered into an agreement with Distributors or Franklin Templeton Investment Services GMbH
  Banks and securities institutions investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which they have full and exclusive investment discretion and that have entered into an agreement with Distributors or Franklin Templeton Investment Services GMbH. Such purchases are subject to minimum investment requirements, which are available from Distributors or Franklin Templeton Investment Services GMbH.
  Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as investment manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.
  Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment advisor, trust company or bank (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

Class C shares may be purchased without limit or CDSC by the Franklin Templeton Charitable Giving Fund.

Retirement plans.   Provided that Franklin Templeton Investor Services, LLC is notified, Class A shares at NAV are available for:

  Employer Sponsored Retirement Plans (Plan) that invest indirectly in Fund shares through Fund omnibus accounts registered to a financial intermediary; or
  An Employer Sponsored Retirement Plan if the employer sponsors one or more Plans with aggregate Plan assets of $1 million or more; or
  Investors who open an IRA with proceeds rolled over directly from an Employer Sponsored Retirement Plan if the IRA is a "Common Platform IRA." An IRA is a Common Platform IRA if (i) the IRA custodian or recordkeeper, or one of its affiliates, is the recordkeeper for the Plan at the time the IRA is opened; and (ii) Fund shares transferred in-kind to a “Common Platform IRA” opened by a direct rollover to that IRA from an Employer Sponsored Retirement Plan; or
  The portion of any direct rollover from a participant’s Employer Sponsored Retirement Plan account or direct transfer from a 403(b) plan account to a Franklin Templeton IRA with Franklin Templeton Bank & Trust (FTB&T) as the custodian that is funded by the sale immediately prior to the rollover/transfer of Franklin Templeton fund shares held in the Plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement; or
  Investors who open an IRA as a spousal rollover or a Qualified Domestic Relations Order (QDRO) if opened with proceeds from a "Former DCS Plan" and/or a plan for which FTB&T is trustee; or
  Investors who open a Franklin Templeton IRA prior to November 1, 2012 with proceeds rolled over directly from a "Former DCS Plan."

A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs.

A "Former DCS Plan" is an Employer Sponsored Retirement Plan that transferred participant level recordkeeping from the DCS Division of Franklin Templeton Investor Services, LLC to Great-West Retirement Services® (GWRS) on November 2, 2007 and is a recordkeeping client of GWRS at the time of the rollover.

XXXVIII. The following is added to the “Fund Details – Your Account - Choosing a Share Class” beginning on page 95:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

XXXIX. The “Fund Details – Your Account – Exchanging Shares” section beginning on page 114 is revised as follows:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XXXX. The second paragraph under the “Fund Details – Your Account – Dealer Compensation – Other dealer and financial intermediary compensation” section on page 125 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

FSS2 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED SEPTEMBER 1, 2012

OF

FRANKLIN STRATEGIC SERIES

(Franklin Biotechnology Discovery Fund)

The prospectus is amended as follows:

I.  The Franklin Biotechnology Discovery Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer three classes of shares, Class A, Class R6 and Advisor Class.

II. The “Fund Summaries – Franklin Biotechnology Discovery Fund – Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	None	None

1.       The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class R6	Advisor Class
Management fees	0.52%	0.52%	0.52%
Distribution and service (12b-1) fees	0.29%	None	None
Other expenses[1]	0.46%	0.25%	0.46%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%
Total annual Fund operating expenses	1.28%	0.78%	0.99%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.27%	0.77%	0.98%

1.  Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

1

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 697	$ 957	$ 1,236	$ 2,031
Class R6	$ 78	$ 247	$ 430	$ 959
Advisor Class	$ 100	$ 314	$ 546	$ 1,213

III. The “Fund Summaries – Franklin Biotechnology Discovery Fund – Portfolio Turnover” section beginning on page 3 is replaced with the following:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46.54% of the average value of its portfolio.

IV. The “Fund Summaries – Franklin Biotechnology Discovery Fund – Principal Risks – Market” section on page 5 is replaced with the following:

Market   The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

V. The “Fund Summaries – Franklin Biotechnology Discovery Fund - Performance” section beginning on page 7 is revised with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary indices in the table below show how the Fund's performance compares to other groups of securities that align with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

2

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'03	22.17%
Worst Quarter:	Q1'05	-15.75%
As of March 31, 2013, the Fund's year-to-date return was 19.37%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	5 Years	10 Years
Franklin Biotechnology Discovery Fund - Class A
Return Before Taxes	21.90%	9.14%	10.50%
Return After Taxes on Distributions	21.87%	8.65%	10.26%
Return After Taxes on Distributions and Sale of Fund Shares	14.24%	7.82%	9.34%
Franklin Biotechnology Discovery Fund - Advisor Class	29.72%	10.65%	11.26%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
NASDAQ Biotechnology Index (index reflects no deduction for fees, expenses or taxes)	31.91%	11.37%	11.16%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

No one index is representative of the Fund’s portfolio.

VI. The “Fund Summaries – Franklin Biotechnology Discovery Fund - Taxes” section on page 8 is replaced with the following:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VII. The “Fund Details - Franklin Biotechnology Discovery Fund - Management – Special Servicing Agreement” section on page 27 is deleted in its entirety.

3

VIII. The “Fund Details - Franklin Biotechnology Discovery Fund - Financial Highlights” tables beginning on page 28 are updated to include figures for the six months ended October 31, 2012:

	Six Months Ended October 31, 2012	Year Ended April 30,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$76.22	$77.78	$65.08	$49.73	$54.72	$64.53
Income from investment operations[a]:
Net investment income (loss)[b]	(0.37)	(0.75)	(0.80)	(0.51)	(0.21)	(0.59)
Net realized and unrealized gains (losses)	6.46	9.02	13.50	15.86	(4.78)	(9.22)
Total from investment operations	6.09	8.27	12.70	15.35	(4.99)	(9.81)
Less distributions from:
Net investment income	—	(0.52)	—	—	—	—
Net realized gains	—	(9.31)	—	—	—	—
Total distributions	—	(9.83)	—	—	—	—
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$82.31	$76.22	$77.78	$65.08	$49.73	$54.72

Total return[e]	7.99%	13.18%	19.51%	30.87%	(9.12)%	(15.22)%

Ratios to average net assets[f]
Expenses before expense reduction	1.16%	1.26%	1.31%	1.32%	1.32%	1.24%
Expenses net of expense reduction	1.16%	1.26%	1.31%[g]	1.32% [g]	1.32% [g]	1.23%
Net investment income (loss)	(0.89)%	(1.03)%	(1.24)%	(0.87)%	(0.38)%	(0.98)%

Supplemental data
Net assets, end of period (000's)	$469,294	$434,678	$402,112	$346,127	$274,324	$318,537
Portfolio turnover rate	18.00%	46.54%	235.14%	41.58%	45.57%	31.84%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.

	Six Months Ended October 31, 2012	Year Ended April 30,
Advisor Class	(unaudited)	2012	2011	2010[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$76.65	$78.15	$65.20	$57.01
Income from investment operations[b]:
Net investment income (loss)[c]	(0.26)	(0.53)	(0.62)	(0.40)
Net realized and unrealized gains (losses)	6.50	9.05	13.57	8.59
Total from investment operations	6.24	8.52	12.95	8.19
Less distributions from:
Net investment income	—	(0.71)	—	—
Net realized gains	—	(9.31)	—	—
Total distributions	—	(10.02)	—	—
Redemption fees	—	—	—	—
Net asset value, end of period	$82.89	$76.65	$78.15	$65.20

Total return[d]	8.14%	13.51%	19.86%	14.37%

Ratios to average net assets[e]
Expenses before expense reduction	0.89%	0.97%	1.02%[f]	1.05% [f]
Net investment income (loss)	(0.62)%	(0.74)%	(0.95)%	(0.60)%

Supplemental data
Net assets, end of period (000's)	$14,265	$9,330	$5,009	$1,596
Portfolio turnover rate	18.00%	46.54%	235.14%	41.58%

[a]				For the period September 1, 2009 (effective date) to April 30, 2010
[b]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]				Based on average daily shares outstanding.
[d]				Total return is not annualized for periods less than one year.
[e]				Ratios are annualized for periods less than one year.
[f]				Benefit of expense reduction rounds to less than 0.01%.

4

IX. The first paragraph and the table of the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 46 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	See "Qualified Investors – Class R6" below	See "Qualified Investors – Advisor Class”
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Fund began offering Class R6 shares on May 1, 2013.

X. The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section beginning on page 50 is replaced with the following:

Sales Charge Waivers

Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors or for certain payments. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for investments from certain payments.   Class A shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 90 days:

  Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.
  Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.
  Redemption proceeds from the sale of Class A shares of any of the Franklin Templeton Investment Funds if you are a qualified investor.
  If you paid a CDSC when you redeemed your Class A shares from a Franklin Templeton Investment Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.
  If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 90 days from the date they are redeemed from the money fund.

5

Waivers for certain investors.   The following investors or investments qualify to buy Class A shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you.
  Registered securities dealers and their affiliates, for their investment accounts only.
  Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer.
  Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton funds, consistent with our then-current policies.
  Current partners of law firms that currently provide legal counsel to the funds, Franklin Resources, Inc. or its affiliates.
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.
  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, as amended.
  Group annuity separate accounts offered to retirement plans.
  Certain unit investment trusts and their holders reinvesting distributions from the trusts.
  Chilean retirement plans that meet the requirements described under "Retirement plans" below.
  Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as investment manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.
  Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment advisor, trust company or bank (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

Retirement plans.   Provided that Franklin Templeton Investor Services, LLC is notified, Class A shares at NAV are available for:

  Employer Sponsored Retirement Plans (Plan) that invest indirectly in Fund shares through Fund omnibus accounts registered to a financial intermediary; or
  An Employer Sponsored Retirement Plan if the employer sponsors one or more Plans with aggregate Plan assets of $1 million or more; or
  Investors who open an IRA with proceeds rolled over directly from an Employer Sponsored Retirement Plan if the IRA is a "Common Platform IRA." An IRA is a Common Platform IRA if (i) the IRA custodian or recordkeeper, or one of its affiliates, is the recordkeeper for the Plan at the time the IRA is opened; and (ii) Fund shares transferred in-kind to a “Common Platform IRA” opened by a direct rollover to that IRA from an Employer Sponsored Retirement Plan; or
  The portion of any direct rollover from a participant’s Employer Sponsored Retirement Plan account or direct transfer from a 403(b) plan account to a Franklin Templeton IRA with Franklin Templeton Bank & Trust (FTB&T) as the custodian that is funded by the sale immediately prior to the rollover/transfer of Franklin Templeton fund shares held in the Plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement; or
  Investors who open an IRA as a spousal rollover or a Qualified Domestic Relations Order (QDRO) if opened with proceeds from a "Former DCS Plan" and/or a plan for which FTB&T is trustee; or
  Investors who open a Franklin Templeton IRA prior to November 1, 2012 with proceeds rolled over directly from a "Former DCS Plan."

6

A "Former DCS Plan" is an Employer Sponsored Retirement Plan that transferred participant level recordkeeping from the DCS Division of Franklin Templeton Investor Services, LLC to Great-West Retirement Services® (GWRS) on November 2, 2007 and is a recordkeeping client of GWRS at the time of the rollover.

XI. The following is added to the “Fund Details – Your Account - Choosing a Share Class” beginning on page 52:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

XII. The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 64:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

XIII. The second paragraph under the “Fund Details – Your Account – Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 76 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

7

Please keep this supplement for future reference.

194 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED SEPTEMBER 1, 2012

OF

FRANKLIN STRATEGIC SERIES

Franklin Strategic Income Fund

The prospectus is amended as follows:

I.             The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II.            The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.25%	0.65%	0.50%	None	None
Other expenses[1]	0.19%	0.19%	0.19%	0.06%	0.19%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	0.91%	1.31%	1.16%	0.53%	0.66%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.90%	1.30%	1.15%	0.52%	0.65%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the

Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 513	$ 702	$ 907	$ 1,497
Class C	$ 232	$ 414	$ 717	$ 1,579
Class R	$ 117	$ 368	$ 637	$ 1,409
Class R6	$ 54	$ 170	$ 297	$ 669
Advisor Class	$ 66	$ 210	$ 367	$ 822
If you do not sell your shares:
Class C	$ 132	$ 414	$ 717	$ 1,579

III.          The “Fund Summary – “Performance” section beginning on page 8 is replaced with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The Lipper Multi-Sector Income Funds Classification Average shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2’09	9.70%
Worst Quarter:	Q4’08	-5.72%
As of March 31, 2013, the Fund’s year-to-date return was 1.63%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012
	1 Year	5 Years	10 Years
Franklin Strategic Income Fund - Class A
Return Before Taxes	7.55%	6.49%	7.88%
Return After Taxes on Distributions	5.39%	4.18%	5.52%
Return After Taxes on Distributions and Sale of Fund Shares	4.91%	4.14%	5.36%
Franklin Strategic Income Fund - Class C	10.91%	7.00%	7.92%
Franklin Strategic Income Fund - Class R	12.11%	7.16%	8.08%
Franklin Strategic Income Fund - Advisor Class	12.62%	7.69%	8.62%
Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Lipper Multi-Sector Income Funds Classification Average (index reflects no deduction for fees, expenses or taxes)	11.21%	7.02%	7.39%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

No one index is representative of the Fund’s portfolio.

Historical performance for Class R shares prior to their inception is based on the performance of Class A shares. Class R performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

IV.          The “Fund Details – Management  –Special Servicing Agreement” section on page 29 is deleted in its entirety.

V.            The “Fund Details” - “Financial Highlights” tables beginning on page 32 are updated to include figures for the six months ended October 31, 2012:

	Six Months Ended October 31, 2012	Year Ended April 30,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.48	$10.68	$10.30	$8.83	$10.28	$10.48
Income from investment operations[a]:
Net investment income[b]	0.24	0.50	0.55	0.55	0.51	0.56
Net realized and unrealized gains (losses)	0.23	(0.10)	0.39	1.45	(1.20)	(0.07)
Total from investment operations	0.47	0.40	0.94	2.00	(0.69)	0.49
Less distributions from net investment income	(0.23)	(0.60)	(0.56)	(0.53)	(0.76)	(0.69)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$10.72	$10.48	$10.68	$10.30	$8.83	$10.28

Total return[e]	4.56%	3.97%	9.41%	23.15%	(6.32)%	4.80%

Ratios to average net assets[f]
Expenses	0.86%	0.89%[g]	0.88%[g]	0.88%[g]	0.89%[g]	0.89%[g]
Net investment income	4.44%	4.81%	5.26%	5.70%	5.67%	5.44%

Supplemental data
Net assets, end of period (000's)	$4,297,655	$3,757,100	$3,288,814	$2,809,864	$2,060,179	$2,123,947
Portfolio turnover rate	29.85%	36.11%	66.78%	55.79%	49.48%	31.71%
Portfolio turnover rate excluding mortgage dollar rolls[h]	27.93%	36.11%	66.78%	55.79%	49.48%	31.71%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Annual Report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.
[h]		See note 1 (g) in Semiannual Report regarding mortgage dollar rolls.

	Six Months Ended October 31, 2012	Year Ended April 30,
Class C	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.48	$10.68	$10.30	$8.83	$10.27	$10.48
Income from investment operations[a]:
Net investment income[b]	0.21	0.46	0.50	0.52	0.48	0.52
Net realized and unrealized gains (losses)	0.24	(0.10)	0.40	1.44	(1.19)	(0.08)
Total from investment operations	0.45	0.36	0.90	1.96	(0.71)	0.44
Less distributions from net investment income	(0.21)	(0.56)	(0.52)	(0.49)	(0.73)	(0.65)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$10.72	$10.48	$10.68	$10.30	$8.83	$10.27

Total return[e]	4.38%	3.56%	8.98%	22.64%	(6.60)%	4.28%

Ratios to average net assets[f]
Expenses	1.26%	1.29%[g]	1.28%[g]	1.28%[g]	1.29%[g]	1.29%[g]
Net investment income	4.04%	4.41%	4.86%	5.30%	5.27%	5.04%

Supplemental data
Net assets, end of period (000's)	$1,799,288	$1,569,746	$1,358,857	$1,107,436	$773,337	$733,071
Portfolio turnover rate	29.85%	36.11%	66.78%	55.79%	49.48%	31.71%
Portfolio turnover rate excluding mortgage dollar rolls[h]	27.93%	36.11%	66.78%	55.79%	49.48%	31.71%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Annual Report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.
[h]		See note 1 (g) in Semiannual Report regarding mortgage dollar rolls.

	Six Months Ended October 31, 2012	Year Ended April 30,
Class R	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.45	$10.65	$10.27	$8.81	$10.25	$10.46
Income from investment operations[a]:
Net investment income[b]	0.22	0.47	0.52	0.53	0.49	0.53
Net realized and unrealized gains (losses)	0.24	(0.10)	0.39	1.43	(1.19)	(0.08)
Total from investment operations	0.46	0.37	0.91	1.96	(0.70)	0.45
Less distributions from net investment income	(0.22)	(0.57)	(0.53)	(0.50)	(0.74)	(0.66)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$10.69	$10.45	$10.65	$10.27	$8.81	$10.25

Total return[e]	4.46%	3.72%	9.17%	22.77%	(6.47)%	4.55%

Ratios to average net assets[f]
Expenses	1.11%	1.14%[g]	1.13%[g]	1.13%[g]	1.14%[g]	1.14%[g]
Net investment income	4.19%	4.56%	5.01%	5.45%	5.42%	5.19%

Supplemental data
Net assets, end of period (000's)	$253,594	$249,662	$234,775	$194,901	$115,811	$108,020
Portfolio turnover rate	29.85%	36.11%	66.78%	55.79%	49.48%	31.71%
Portfolio turnover rate excluding mortgage dollar rolls[h]	27.93%	36.11%	66.78%	55.79%	49.48%	31.71%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Annual Report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.
[h]		See note 1 (g) in Semiannual Report regarding mortgage dollar rolls.

	Six Months Ended October 31, 2012	Year Ended April 30,
Advisor Class	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.49	$10.69	$10.31	$8.84	$10.28	$10.49
Income from investment operations[a]:
Net investment income[b]	0.25	0.53	0.57	0.58	0.53	0.58
Net realized and unrealized gains (losses)	0.24	(0.10)	0.39	1.44	(1.18)	(0.07)
Total from investment operations	0.49	0.43	0.96	2.02	(0.65)	0.51
Less distributions from net investment income	(0.24)	(0.63)	(0.58)	(0.55)	(0.79)	(0.72)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$10.74	$10.49	$10.69	$10.31	$8.84	$10.28

Total return[e]	4.66%	4.22%	9.67%	23.45%	(5.98)%	5.05%

Ratios to average net assets[f]
Expenses	0.61%	0.64%[g]	0.63%[g]	0.63%[g]	0.64%[g]	0.64%[g]
Net investment income	4.69%	5.06%	5.51%	5.95%	5.92%	5.69%

Supplemental data
Net assets, end of period (000's)	$812,285	$713,659	$589,220	$346,585	$166,821	$111,346
Portfolio turnover rate	29.85%	36.11%	66.78%	55.79%	49.48%	31.71%
Portfolio turnover rate excluding mortgage dollar rolls[h]	27.93%	36.11%	66.78%	55.79%	49.48%	31.71%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the Annual Report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.
[h]		See 1 (g) in Semiannual Report regarding mortgage dollar rolls.

VI.          The first paragraph and the table of the “Fund Details – Your Account – Choosing a Share Class” section beginning on page 38 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 4.25% or less	No initial sales charge	No initial sales charge	See "Qualified Investors –Class R6" below	See "Qualified Investors – Advisor Class” below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class R6 shares on May 1, 2013.

VII.        The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, on page 42 is replaced with the following:

Sales Charge Waivers

Class A shares may be purchased without an initial sales charge or contingent deferred sales charge (CDSC) by certain investors or for certain payments. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at (800) 632-2301.

Waivers for investments from certain payments.   Class A shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 90 days:

  Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.
  Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers as an investment option the Franklin Templeton Variable Insurance Products Trust. You should contact your tax advisor for information on any tax consequences that may apply.
  Redemption proceeds from the sale of Class A shares of any of the Franklin Templeton Investment Funds if you are a qualified investor.
  If you paid a CDSC when you redeemed your Class A shares from a Franklin Templeton Investment Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your Fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.
  If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 90 days from the date they are redeemed from the money fund.

Waivers for certain investors.   The following investors or investments qualify to buy Class A shares without an initial sales charge or CDSC due to anticipated economies in sales efforts and expenses, including:

  Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code when purchasing direct from the Fund. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you.
  Registered securities dealers and their affiliates, for their investment accounts only.
  Current employees of securities dealers and their affiliates and their family members, as allowed by the internal policies of their employer.
  Current and former officers, trustees, directors, full-time employees (and, in each case, their family members) of both Franklin Templeton Investments and Franklin Templeton funds, consistent with our then-current policies.
  Current partners of law firms that currently provide legal counsel to the funds, Franklin Resources, Inc. or its affiliates.
  Assets held in accounts managed by a subsidiary of Franklin Resources, Inc.: (1) under an advisory agreement (including sub-advisory agreements); and/or (2) as trustee of an inter vivos or testamentary trust.
  Certain unit investment trusts and their holders reinvesting distributions from the trusts.
  Any trust or plan established as part of a qualified tuition program under Section 529 of the Internal Revenue Code, as amended.
  Group annuity separate accounts offered to retirement plans.
  Chilean retirement plans that meet the requirements described under "Retirement plans" below.
  Assets held in accounts managed by a state or federally regulated trust company or bank (Trust Company) either as discretionary trustee of an inter vivos or testamentary trust or as investment manager under an advisory agreement (including sub-advisory) or other agreement that grants the Trust Company investment discretion over those assets (Trust Company Managed Assets) if (i) the aggregate value of Trust Company Managed Assets invested in Franklin Templeton funds at the time of purchase equals at least $1 million; and (ii) the purchased shares are registered directly to the Trust Company in its corporate capacity (not as trustee of an individual trust) and held solely as Trust Company Managed Assets.
  Advisory Fee Programs. Shares acquired by an investor in connection with a comprehensive fee or other advisory fee arrangement between the investor and a registered broker-dealer or investment advisor, trust company or bank (referred to as the “Sponsor”) in which the investor pays that Sponsor a fee for investment advisory services and the Sponsor or a broker-dealer through whom the shares are acquired has an agreement with Distributors authorizing the sale of Fund shares. No minimum initial investment.

Retirement plans.   Provided that Franklin Templeton Investor Services, LLC is notified, Class A shares at NAV are available for:

  Employer Sponsored Retirement Plans (Plan) that invest indirectly in Fund shares through Fund omnibus accounts registered to a financial intermediary; or
  An Employer Sponsored Retirement Plan if the employer sponsors one or more Plans with aggregate Plan assets of $1 million or more; or
  Investors who open an IRA with proceeds rolled over directly from an Employer Sponsored Retirement Plan if the IRA is a "Common Platform IRA." An IRA is a Common Platform IRA if (i) the IRA custodian or recordkeeper, or one of its affiliates, is the recordkeeper for the Plan at the time the IRA is opened; and (ii) Fund shares transferred in-kind to a “Common Platform IRA” opened by a direct rollover to that IRA from an Employer Sponsored Retirement Plan; or
  The portion of any direct rollover from a participant’s Employer Sponsored Retirement Plan account or direct transfer from a 403(b) plan account to a Franklin Templeton IRA with Franklin Templeton Bank & Trust (FTB&T) as the custodian that is funded by the sale immediately prior to the rollover/transfer of Franklin Templeton fund shares held in the Plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement; or
  Investors who open an IRA as a spousal rollover or a Qualified Domestic Relations Order (QDRO) if opened with proceeds from a "Former DCS Plan" and/or a plan for which FTB&T is trustee; or
  Investors who open a Franklin Templeton IRA prior to November 1, 2012 with proceeds rolled over directly from a "Former DCS Plan."

A "Former DCS Plan" is an Employer Sponsored Retirement Plan that transferred participant level recordkeeping from the DCS Division of Franklin Templeton Investor Services, LLC to Great-West Retirement Services® (GWRS) on November 2, 2007 and is a recordkeeping client of GWRS at the time of the rollover.

VIII.       The following is added to the “Fund Details – Your Account - Choosing a Share Class” section beginning on page 38:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

IX.          The “Fund Details – Your Account – Exchanging Shares” section beginning on page 58 is revised as follows:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

X.            The second paragraph under the “Fund Details – Your Account –Account Policies – Dealer Compensation – Other dealer and financial intermediary compensation” section on page 72 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

FSS1 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 1, 2012
OF
FRANKLIN STRATEGIC SERIES

(FRANKLIN FLEX CAP GROWTH FUND, FRANKLIN FOCUSED CORE EQUITY FUND,

FRANKLIN GROWTH OPPORTUNITIES FUND, FRANKLIN SMALL CAP GROWTH FUND,

FRANKLIN SMALL-MID CAP GROWTH FUND)

The statement of additional information is amended as follows:

I.  The Franklin Flex Cap Growth Fund, Franklin Focused Core Equity Fund,  Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Franklin Flex Cap Growth Fund, Franklin Focused Core Equity Fund,  Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The unaudited financial statements in the Fund's Semiannual Report to Shareholders, for the six month period ended October 31, 2012, are incorporated by reference (are legally a part of this SAI).

III. The third paragraph under “Management and Other Services - Shareholder servicing and transfer agent” on page 34 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The second, third and fourth paragraphs under “Management and Other Services – Management fees” section beginning on page 31 are replaced with the following:

Prior to May 1, 2013, the Focused Core Equity Fund paid the investment manager a fee equal to an annual rate of:

  0.750% of the value of its net assets up to and including $500 million;
  0.650% of the value of its net assets over $500 million up to and including $1 billion;
  0.600% of the value of its net assets over $1 billion up to and including $1.5 billion;
  0.550% of the value of its net assets over $1.5 billion up to and including $6.5 billion;
  0.525% of the value of its net assets over $6.5 billion up to and including $11.5 billion;
  0.500% of the value of its net assets over $11.5 billion up to and including $16.5 billion;
  0.490% of the value of its net assets over $16.5 billion up to and including $19 billion;
  0.480% of the value of its net assets over $19 billion up to and including $21.5 billion; and
  0.470% of the value of its net assets over $21.5 billion.

Prior to May 1, 2013, the Growth Opportunities Fund paid the investment manager a fee equal to an annual rate of:

  0.500% of the value of its net assets up to and including $500 million;
  0.400% of the value of its net assets over $500 million up to and including $1 billion;
  0.350% of the value of its net assets over $1 billion up to and including $1.5 billion;
  0.300% of the value of its net assets over $1.5 billion up to and including $6.5 billion;
  0.275% of the value of its net assets over $6.5 billion up to and including $11.5 billion;
  0.250% of the value of its net assets over $11.5 billion up to and including $16.5 billion;
  0.240% of the value of its net assets over $16.5 billion up to and including $19 billion;
  0.230% of the value of its net assets over $19 billion up to and including $21.5 billion; and
  0.220% of the value of its net assets in excess of $21.5 billion.

Prior to May 1, 2013, the Small Cap Fund paid the investment manager a fee equal to an annual rate of:

  0.550% of the value of its net assets up to and including $500 million;
  0.450% of the value of its net assets over $500 million up to and including $1 billion;
  0.400% of the value of its net assets over $1 billion up to and including $1.5 billion;
  0.350% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.325% of the value of its net assets over $6.5 billion up to and including $11.5 billion;
  0.300% of the value of its net assets over $11.5 billion up to and including $16.5 billion;
  0.290% of the value of its net assets over $16.5 billion up to and including $19 billion;
  0.280% of the value of its net assets over $19 billion up to and including $21.5 billion; and
  0.270% of the value of its net assets in excess of $21.5 billion.

Effective May 1, 2013, the Focused Core Equity Fund pays the investment manager a fee equal to an annual rate of:

  0.950% of the value of its net assets up to and including $500 million;
  0.850% of the value of its net assets over $500 million and not over $1 billion;
  0.800% of the value of its net assets over $1 billion and not over  $1.5 billion; and
  0.750% of the value of its net assets over $1.5 billion.

Effective May 1, 2013, the Growth Opportunities Fund pays the investment manager a fee equal to an annual rate of:

  0.700% of the value of its net assets up to and including $500 million;
  0.600% of the value of its net assets over $500 million up to and including $1 billion;
  0.550% of the value of its net assets over $1 billion up to and including $1.5 billion;
  0.500% of the value of its net assets over $1.5 billion up to and including $6.5 billion;
  0.475% of the value of its net assets over $6.5 billion up to and including $11.5 billion;
  0.450% of the value of its net assets over $11.5 billion up to and including $16.5 billion;
  0.440% of the value of its net assets over $16.5 billion up to and including $19 billion;
  0.430% of the value of its net assets over $19 billion up to and including $21.5 billion; and
  0.420% of the value of its net assets over $21.5 billion.

Effective May 1, 2013, the Small Cap Fund pays the investment manager a fee equal to an annual rate of:

  0.750% of the value of its net assets up to and including $500 million;
  0.650% of the value of its net assets over $500 million up to and including $1 billion;
  0.600% of the value of its net assets over $1 billion up to and including $1.5 billion;
  0.550% of the value of net assets over $1.5 billion up to and including $6.5 billion;
  0.525% of the value of its net assets over $6.5 billion up to and including $11.5 billion;
  0.500% of the value of its net assets over $11.5 billion up to and including $16.5 billion;
  0.490% of the value of its net assets over $16.5 billion up to and including $19 billion;
  0.480% of the value of its net assets over $19 billion up to and including $21.5 billion; and
  0.470% of the value of its net assets in excess of $21.5 billion.

V. The first paragraph under “Management and Other Services – Administrator and services provided” section on page 34 is replaced with the following:

Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager, Franklin Advisors and principal underwriter.

VI. The first and second paragraphs under “Management and Other Services – Administration fees” section beginning on page 34 is replaced with the following:

Effective May 1, 2013, following board approval of the combination of the investment management and fund administration agreements, the investment manager pays FT Services a monthly fee equal to an annual rate of 0.20% of the Focused Core, Equity Fund, Growth Opportunities Fund and Small Cap Fund’s average daily net assets.

For the last three fiscal years ended April 30, the Fund paid FT Services the following administration fees:

	Administration Fees Paid ($)
	2012	2011	2010
Focused Core Equity Fund[1]	0	0	0
Growth Opportunities Fund[2]	842,067	814,999	543,269
Small Cap Fund[3]	704,213	664,448	551,466

1. For the fiscal years ended April 30, 2012, 2011 and 2010, before any advance waiver, totaled $43,995, $29,612, and $19,295, respectively. Under an agreement by FT Services to waive its fees, the Focused Core Equity Fund paid no administration fees.

2. For the fiscal year ended April 30, 2010, administration fees, before any advance waiver, totaled $788,101. Under an agreement by FT Services to waive its fees.

3. For the fiscal year ended April 30, 2010, administration fees, before any advance waiver, totaled $606,816. Under an agreement by FT Services to waive its fees.

VII. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 45 is replaced with the following:

The Flex Cap Growth Fund, Focused Core Equity Fund, Growth Opportunities Fund, Small Cap Growth Fund and Small-Mid Cap Growth Fund currently offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. Each Fund may offer additional classes of shares in the future. The full title of each class of the Fund is:

  Franklin Flex Cap Growth Fund - Class A
  Franklin Flex Cap Growth Fund - Class C
  Franklin Flex Cap Growth Fund - Class R
  Franklin Flex Cap Growth Fund - Class R6
  Franklin Flex Cap Growth Fund - Advisor Class
  Franklin Focused Core Equity Fund - Class A
  Franklin Focused Core Equity Fund - Class C
  Franklin Focused Core Equity Fund - Class R
  Franklin Focused Core Equity Fund - Class R6
  Franklin Focused Core Equity Fund - Advisor Class
  Franklin Growth Opportunities Fund - Class A
  Franklin Growth Opportunities Fund - Class C
  Franklin Growth Opportunities Fund - Class R
  Franklin Growth Opportunities Fund - Class R6
  Franklin Growth Opportunities Fund - Advisor Class
  Franklin Small Cap Growth Fund - Class A
  Franklin Small Cap Growth Fund - Class C
  Franklin Small Cap Growth Fund - Class R
  Franklin Small Cap Growth Fund - Class R6
  Franklin Small Cap Growth Fund - Advisor Class
  Franklin Small-Mid Cap Growth Fund - Class A
  Franklin Small-Mid Cap Growth Fund - Class C
  Franklin Small-Mid Cap Growth Fund - Class R
  Franklin Small-Mid Cap Growth Fund - Class R6
  Franklin Small-Mid Cap Growth Fund - Advisor Class

VIII. The sixth and seventh paragraphs under “Organization, Voting Rights and Principal Holders” beginning on page 46 are replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Flex Cap Fund
American United Life Insurance Company FBO Group Retirement Annuity P.O. Box 368 Indianapolis, IN 46206-0368	R	8.28
Moderate Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	8.91
Growth Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	5.87
Corefolio Allocation Fund Franklin Templeton Fund Allocator Series 500 E. Broward Boulevard, Suite 2100 Fort Lauderdale, FL 33394-3029	Advisor	19.25
Age Newborn-8 Years Franklin Templeton 529 College Savings Plan 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1965	Advisor	14.55
Age 9-12 Years Franklin Templeton 529 College Savings Plan 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1965	Advisor	9.66
Age 13-16 Years Franklin Templeton 529 College Savings Plan 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Advisor	6.29
Focused Core Equity Fund Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403-1906	A	8.67
Franklin Templeton Bank and Trust Custodian for the 403B of Community Learning Center FBO Rebecca S. Wagner 2631 Spring Valley Road Lancaster, PA 17601-1919	R	37.53
Franklin Templeton Bank and Trust Custodian for the 403B of Roman Catholic Diocese of Burlington Vermont FBO David B. Estes 53 Cyr Court Bennington, VT 05408-5715	R	6.33
Franklin Templeton Bank and Trust Custodian for the 403B of Roman Catholic Diocese of Burlington Vermont FBO Kevin P. Scully 201 Staniford Road Burlington, VT 05408-5715	R	15.18
Franklin Templeton Bank and Trust Vermont Catholic Charities FBO Denise M. Payea 25 Margaret Street Essex Junction, VT 05452-3344	R	5.02
Franklin Templeton Bank and Trust Custodian for the 403B of Youth and Family Alternatives INC FBO George M. Magrill 1017 Lake Charles Circle Lutz, FL 33548-4714	R	27.68
Perks Family Living Trust Edward D. Perks or Maggie P. Perks Trustee One Franklin Parkway San Mateo, CA 94403-1906	Advisor	23.07
Michael P. McCarthy One Franklin Parkway San Mateo, CA 94403-1906	Advisor	5.52
Serena A. N. Perin One Franklin Parkway San Mateo, CA 94403-1906	Advisor	5.21
Anne and Edward Jamieson Rev Trust Edward B. Jamieson and Anne K. Jamieson Trustee One Franklin Parkway San Mateo, CA 94403-1906	Advisor	37.90
Growth Opportunities Fund
EMJAY Corporation Custodian FBO Plans of RPSA Customers 8515 East Orchard Road 2T2 Greenwood Village, CO 80111-5002	R	10.29
State Street Bank Trustee FBO ADP Access One Lincoln Street Boston, MA 02111-2901	R	32.26
PIMS Prudential Retirement As Nominee For The TTEE Custodian Plan 763 SwissPort North America INC 45025 Aviation Drive, Suite 350 Dulles, VA 20166	R	8.06
Conservative Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	11.71
Moderate Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	26.06
Growth Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor	19.28
Small-Mid Cap Fund
Age Newborn-8 Years Franklin Templeton 529 College Savings Plan 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Advisor	13.50
Age 9-12 Years Franklin Templeton 529 College Savings Plan 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Advisor	9.10
Age 13-16 Years Franklin Templeton 529 College Savings Plan 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Advisor	6.11

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

To the best knowledge of the Small Cap Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

IX. The eighth paragraph under “Organization, Voting Rights and Principal Holders” on page 47 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially 39.39% of Focused Core Equity Fund – Advisor Class,  1.87% Growth Opportunities Fund – Advisor Class, 3.55% Small Cap Growth Fund – Advisor Class, and less than 1% of the outstanding shares of the other Funds and classes. The board members may own shares in other funds in Franklin Templeton Investments.

X. The first paragraph of the “Buying and Selling Shares - Initial sales charges” section on page 48 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

XI. The second paragraph under the section entitled “The Underwriter” beginning on page 54 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FSS2 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 1, 2012
OF
FRANKLIN STRATEGIC SERIES
(Franklin Biotechnology Discovery Fund)

The statement of additional information is amended as follows:

I.  The Franklin Biotechnology Discovery Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer three classes of shares, Class A, Class R6 and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The unaudited financial statements in the Fund's Semiannual Report to Shareholders, for the six month period ended October 31, 2012, are incorporated by reference (are legally a part of this SAI).

III. The third paragraph under “Management and Other Services - Shareholder servicing and transfer agent” beginning on page 39 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 49 is replaced with the following:

The Biotechnology Fund currently offers three classes of shares, Class A, Class R6 and Advisor Class. The Natural Resources Fund currently offers three classes of shares, Class A, Class C and Advisor Class. The Biotechnology Fund began offering Class R6 shares on May 1, 2013. The Funds may offer additional classes of shares in the future. The full title of each class is:

  Franklin Biotechnology Discovery Fund - Class A
  Franklin Biotechnology Discovery Fund  - Class R6
  Franklin Biotechnology Discovery Fund – Advisor Class
  Franklin Natural Resources Fund - Class A
  Franklin Natural Resources Fund – Class C
  Franklin Natural Resources Fund – Advisor Class

V. The seventh paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 50 is replaced with the following:

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. As of April 1, 2013, to the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class.

VI. The eighth paragraph under “Organization, Voting Rights and Principal Holders” on page 50 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially 2.34%  of the Biotechnology Fund’s Advisor Class and less than 1% of the outstanding shares of the other Fund and classes. The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph of the “Initial sales charges” section beginning on page 50 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R6 and Advisor Class.

VIII. The second paragraph under the section entitled “The Underwriter” beginning on page 57 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

194 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED SEPTEMBER 1, 2012
OF

FRANKLIN STRATEGIC SERIES
Franklin Strategic Income Fund

The statement of additional information is amended as follows:

I.                    The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class.

II.                  The second paragraph on page 1 is revised as follows:

The unaudited financial statements in the Fund’s Semiannual Report to Shareholders, for the period ended October 31, 2012, are incorporated by reference.

III.        The third paragraph under “Management and other services – Shareholder servicing and transfer agent” beginning on page 55 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 66 is replaced with the following:

The Fund currently offers five classes of shares, Class A, Class C, Class R, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

•         Franklin Strategic Income Fund – Class A

•         Franklin Strategic Income Fund  – Class C

•         Franklin Strategic Income Fund – Class R

•         Franklin Strategic Income Fund  – Class R6

•         Franklin Strategic Income Fund – Advisor Class

V. The sixth and seventh paragraphs under “Organization, Voting Rights and Principal Holders” on page 66 are replaced with the following:

As of April 1, 2013, the principal shareholders of the Fund, beneficial or of record, were:

		Percentage
Name and Address	Share Class	(%)

American United Life Insurance Company FBO Group Retirement Annuity Separate Accounts P.O. Box 368 Indianapolis, IN 46206-0368	R	8.64
State Street Bank TRSTE FBO ADP Access 1 Lincoln Street Boston, MA 02111-2901	R	10.13
Hartford Securities Distribution Company INC/PRG P.O. Box 2999 Hartford, CT 06104-2999	R	12.62
Hartford Life Insurance CO Separate Account P.O. Box 2999 Hartford, CT 06104-2999	R	22.99
Age 17-20 Years FT 529 College Savings Plan 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Advisor	5.20

From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

VI. The eighth paragraph under “Organization, Voting Rights and Principal Holders” on page 66 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph of the “Buying and Selling Shares – Initial sales charges” section beginning on page 67 is replaced with the following:

The maximum initial sales charge is 4.25% for Class A. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VIII. The second paragraph under the section entitled “The Underwriter,” beginning on page 74 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FRANKLIN STRATEGIC SERIES

FILE NOS. 033-39088 &

811-06243

FORM N-1A

PART C

OTHER INFORMATION

Item 28. Exhibits. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:
(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated April 11, 2007

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(ii)

Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated April 11, 2007 and affective October 21, 2008

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(b)	By-Laws

(i)

Second Amended and Restated By-Laws of Franklin Strategic Series, a Delaware statutory trust effective as of April 11, 2007

Filing: Post-Effective Amendment No. 51 to

Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2007

(c)	Instruments Defining Rights of Security Holders

	(i)	Amended and Restated Agreement and Declaration

(a)  Article III, Shares

(b)  Article V, Shareholders’ Voting Powers and Meetings

(c)  Article VI, Net Asset Value, Distributions, Redemptions and Transfers

(d)  Articles VIII, Certain Transactions – Section 4

Articles X, Miscellaneous – Section 4

	(ii)	Amended and restated By-Laws
(a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports – Section 1, 2 and 3 (c) Article VII, General Matters: - Sections 3, 4, 6 and 7 (d) Articles VIII, Amendment – Section 1

	(iii)	Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund) and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(ii)

Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(iii)

Amended and Restated Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund) and Franklin Advisers, Inc., dated July 12, 1993

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(iv)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund) and Franklin Advisers, Inc., dated July 12, 1993

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(v)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund) and Franklin Natural Resources Fund and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(vi)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(vii)

Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated July 15, 1997

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 1997

(viii)

Investment Advisory Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund (formerly Franklin Aggressive Growth Fund) and Franklin Advisers, Inc. dated May 18, 1999

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 28, 1999

(ix)

Investment Advisory Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund (formerly Franklin Small Cap Growth Fund II) and Franklin Advisers, Inc. dated May 1, 2000

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 30, 2000

(x)

Investment Management Agreement between the Registrant, on behalf of Franklin Focused Core Equity Fund and Franklin Advisers, Inc., dated December 13, 2007

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2008

(xi)

Addendum to Investment Management Agreement between the Registrant on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2008

(xii)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2008

(xiii)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2008

(xiv)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2008

(xv)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2008

(xvi)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2008

(e)	Underwriting Contracts

(i)

Amended and Restated Distribution Agreement between the Registrant on behalf of its series and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 58 to

Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 23, 1998

(iv)

Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No.43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(v)

Amendment dated January 5, 2012 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

	(vi)	Amendment dated April 9, 2013 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

(vii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.43 to

Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(viii)

Amendment to Schedule 1 dated January 5, 2012 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(ix)

Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(x)

Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(xi)

Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Flex Cap Growth Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin Natural Resources Fund

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(ii)

Amended and Restated Subcontract for Fund Administrative Services between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund and Franklin Small Cap Growth

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(iii)

Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Templeton Services, LLC, dated April 17, 2012

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(iv)

Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund and Franklin Templeton Services, LLC, dated April 17, 2012

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(v)

Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin Templeton Services, LLC, dated April 17, 2012

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(vii)

Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin Templeton Services, LLC, dated April 17, 2012

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(i)	Legal Opinion

	(i)	Opinion and Consent of Counsel dated March 8, 1999 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: March 11, 1999

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)

Letter of Understanding for Franklin California Growth Fund (name changed to Franklin Flex Cap Growth Fund) dated August 20, 1991

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(ii)

Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 5, 1995

(iii)

Letter of Understanding for Franklin

Flex Cap Growth Fund (formerly Franklin California Growth Fund)-Class C dated August 30, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iv)

Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(v)

Letter of Understanding for Franklin Growth Opportunities Fund (formerly Franklin Aggressive Growth Fund), dated June 22, 1999

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 28, 1999

(vi)

Letter of Understanding for Franklin Small Cap Growth Fund (formerly Franklin Small Cap Growth Fund II) dated April 28, 2000

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 30, 2000

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Flex Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(ii)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Opportunities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(viii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(ix)

Amended and Restated Class B Distribution Plan

pursuant to Rule 12b-1 between the Registrant,

on behalf of Franklin Flex Cap Growth Fund,

Franklin Growth Opportunities Fund, Franklin

Small Cap Growth Fund, Franklin Small-Mid Cap

Growth Fund and Franklin/Templeton

Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(x)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(xi)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(xii)

Amended and Restated Class C Distribution Plan between the Registrant, on behalf of Franklin Growth Opportunities Fund , Franklin Flex Cap Growth Fund , Franklin Focused Core Equity Fund, Franklin Natural Resources Fund, Franklin Small-Mid Cap Growth Fund, Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(xiii)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(n)	Rule 18f-3 Plan

(i)

Multiple Class Plan for Franklin Natural Resources Fund dated February 28, 2005

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

	(ii)	Amended and Restated Multiple Class Plan for Franklin Strategic Income Fund dated December 6, 2012

	(iii)	Amended and Restated Multiple Class Plan for Franklin Growth Opportunities Fund dated December 6, 2012

	(iv)	Amended and Restated Multiple Class Plan for Franklin Flex Cap Growth Fund dated December 6, 2012

	(v)	Amended and Restated Multiple Class Plan for Franklin Small Cap Growth Fund dated December 6, 2012

	(vi)	Amended and Restated Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated December 6, 2012

	(vii)	Amended and Restated Multiple Class Plan for Franklin Focused Core Equity Fund, dated December 6, 2012

	(viii)	Amended and Restated Multiple Class Plan for Franklin Biotechnology Discovery Fund dated December 6, 2012

(p)	Code of Ethics

	(i)	Code of Ethics dated April 1, 2012 Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: August 27, 2012

(q)	Power of Attorney

	(i)	Power of Attorney dated April 30, 2012 Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: August 27, 2012

Item 29.    Persons Controlled by or Under Common Control with the Fund

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

a)  Franklin Advisers, Inc. (Advisers)

The officers and directors of Franklin Advisers, Inc. also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32     Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin Federal Tax-Free Income Fund

Franklin Global Trust

Franklin Gold and Precious Metals Fund

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Tax-Exempt Money Fund

Franklin Tax-Free Trust

Franklin Templeton Fund Allocator Series

Franklin Templeton Global Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Templeton Variable Insurance Products Trust

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33     Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant at One Franklin Parkway, San Mateo CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC both of whose address is 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34     Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35     Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of April, 2013.

Franklin Strategic Series

(Registrant)

*By:  /s/ Karen L. Skidmore

Karen L. Skidmore

 Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON* Edward B. Jamieson	Chief Executive Officer – Investment Management
Dated: April 29, 2013

LAURA F. FERGERSON* Laura F. Fergerson	Chief Executive Officer – Finance and Administration
Dated: April 29, 2013

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer
Dated: April 29, 2013

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: April 29, 2013

SAM GINN*	Trustee
San Ginn	Dated: April 29, 2013

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: April 29, 2013

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: April 29, 2013

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: April 29, 2013

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee
Date: April 29, 2013

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: April 29, 2013

LARRY D. THOMPSON*

Larry D. Thompson	Trustee Dated: April 29, 2013

JOHN B. WILSON*

Trustee
John B. Wilson	Dated: April 29, 2013

By:   /s/ Karen L. Skidmore

Karen L. Skidmore

      Attorney-in-Fact

      (Pursuant to Power of Attorney previously filed)

FRANKLIN STRATEGIC SERIES

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99 (a)(i)	Amended and Restated Agreement and Declaration of Trust dated April 11, 2007	*

EX-99.(a)(ii)	Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated April 11, 2007 and affective October 21, 2008	*

EX-99.(b)(i)	Second Amended and Restated By-Laws effective April 11, 2007	*

EX-99.(d)(i)

Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund), and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

*

EX-99.(d)(ii)	Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994	*

EX-99.(d)(iii)	Amended and Restated Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund) and Franklin Advisers, Inc., dated July 12, 1993	*

EX-99.(d)(iv)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund), and Franklin Advisers, Inc., dated July 12, 1993

*

EX-99.(d)(v)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund), and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

*

EX-99.(d)(vi)	Amendment dated August 1, 1995 to the Management Agreement between the Registrant on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994	*

EX-99.(d)(vii)	Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated July 15, 1997	*

EX-99.(d)(viii)	Investment Advisory Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund, Franklin Aggressive Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999	*

EX-99.(d) (ix)	Investment Advisory Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund (formerly Franklin Small Cap Growth Fund II), and Franklin Advisers, Inc. dated May 1, 2000	*

EX-99.(d) (x)	Investment Management Agreement between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin Advisers, Inc., dated December 13, 2007	*

EX-99.(d)(xi)	Addendum to Investment Management Agreement between the Registrant on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated January 1, 2008	*

EX-99(d)(xii)	Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008	*

EX-99(d)(xiii)	Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated January 1, 2008	*

EX-99(d)(xiv)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

*

EX-99(d)(xv)	Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated January 1, 2008	*

EX-99(d)(xvi)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

*

EX-99.(e)(i)	Amended and Restated Distribution Agreement between the Registrant on behalf of each of its series and Franklin/Templeton Distributors, Inc. dated January 1, 2011	*

EX-99.(e)(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated May 1, 2010	*

EX-99.(g)(i)	Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iv)	Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(v)	Amendment dated January 5, 2012, to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(vi)	Amendment dated April 9, 2013 to Schedule 1 of the Amendment dated May 16, 2001to the Master Custody Agreement dated February 16, 1996	Attached

EX-99.(g)(vii)	Amended and Restated Foreign Custody Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(g)(viii)	Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement	*

EX-99.(g)(xi)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement	*

EX-99.(g)(x)	Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(xi)	Amendment dated January 5, 2012, to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(h)(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for the Registrant on behalf of Franklin Flex Cap Growth Fund, Franklin Natural Resources Fund, Franklin Small-Mid Cap Growth Fund and Franklin Strategic Income Fund

*

EX-99.(h)(ii)

Amended and Restated Subcontract for Fund Administrative Services between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund and Franklin Small Cap Growth

*

EX-99.(h)(iii)	Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Templeton Services, LLC, dated April 17, 2012	*

EX-99.(h)(iv)	Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund and Franklin Templeton Services, LLC, dated April 17, 2012	*

EX-99.(h)(v)	Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin Templeton Services, LLC, dated April 17, 2012	*

EX-99.(h) (vi)	Amended and Restated Fund Administration Agreement between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin Templeton Services, LLC., dated April 17, 2012	*

EX-99 (i) (i)	Opinion and Consent of Counsel dated March 8, 1999	*

EX-99.(l)(i)	Letter of Understanding for Franklin Flex Cap Growth Fund dated August 20, 1991	*

EX-99.(l)(ii)	Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995	*

EX-99.(l)(iii)	Letter of Understanding for Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund) – Class C dated August 30, 1996	*

EX-99.(l)(iv)	Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997	*

EX-99.(l)(v)	Letter of Understanding for Franklin Growth Opportunities Fund (formerly Franklin Aggressive Growth Fund) dated June 22, 1999	*

EX-99.(l)(vi)	Letter of Understanding for Franklin Small Cap Growth Fund (formerly Franklin Small Cap Growth Fund II) dated April 28, 2000	*

EX-99.(m)(i)	Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Flex Cap Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*

EX-99.(m)(ii)	Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009	*
EX-99.(m)(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009`

*

EX-99.(m)(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

*

EX-99.(m)(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Biotechnology Discovery Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

*

EX-99.(m)(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Growth Opportunities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

*

EX-99.(m)(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

*

EX-99.(m)(viii)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, dated February 1, 2009	*

EX-99.(m)(ix)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Flex Cap Growth Fund, Franklin Growth Opportunities Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

*

EX-99.(m)(x)	Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009	*

EX-99.(m)(xi)	Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009	*

EX-99.(m)(xii)

Amended and Restated Class C Distribution Franklin Focused Core Equity Fund, Plan between the Registrant, on behalf of Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Focused Core Equity Fund, Franklin Natural Resources Fund, Franklin Small-Mid Cap Growth Fund, (Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

*

EX-99.(m)(xiii)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

*

EX-99.(n)(i)	Multiple Class Plan for Franklin Natural Resources Fund dated February 28, 2005	*

EX-99.(n)(ii)	Amended and Restated Multiple Class Plan for Franklin Strategic Income Fund dated December 6, 2012	Attached

EX-99.(n)(iii)	Amended and Restated Multiple Class Plan for Franklin Growth Opportunities Fund dated December 6, 2012	Attached

EX-99.(n)(iv)	Amended and Restated Multiple Class Plan for Franklin Flex Cap Growth Fund dated December 6, 2012	Attached

EX-99.(n)(v)	Amended and Restated Multiple Class Plan for Franklin Small Cap Growth Fund dated December 6, 2012	Attached

EX-99.(n)(vi)	Amended and Restated Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated December 6, 2012	Attached

EX-99.(n)(vii)	Amended and Restated Multiple Class Plan for Franklin Focused Core Equity Fund, dated December 6, 2012	Attached

EX-99.(n)(viii)	Amended and Restated Multiple Class Plan for Franklin Biotechnology Discovery Fund dated December 6, 2012	Attached

EX-99.(p)(i)	Code of Ethics dated April 1, 2012	*

EX-99.(q)(i)	Power of Attorney dated April 30, 2012	*

*     Incorporated by reference